Net Income Per Share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Convertible Note [Member]
Earnings Per Share [Line Items]
Incremental weighted average number of shares	23,404,327	22,701,379	11,251,916
RSUs [Member] | Share Options [Member]
Earnings Per Share [Line Items]
Incremental weighted average number of shares	11,762,418	13,188,085	14,821,852